SUBSEQUENT EVENTS (Details Narrative) - USD ($)							12 Months Ended
	Oct. 29, 2021	Oct. 13, 2021	Sep. 29, 2021	Jan. 07, 2021	Jan. 07, 2021	Jan. 10, 2020	Dec. 31, 2020	Jun. 30, 2022	Feb. 16, 2021	Dec. 31, 2019
Subsequent Event [Line Items]
Line of credit, principal										$ 3,000,000
Rate of interest							8.00%
Debt description					In addition, pursuant to the terms of the Series B Convertible Preferred Stock certificate of designation and an amended and restated investor rights agreement among the Company and Ampersand and 1315 Capital, they each have the right to (1) approve certain of our actions, including our borrowing of money and any public offering of securities, and (2) designate two directors to our Board of Directors; provided, that certain of such rights held by 1315 Capital have been delegated pursuant to the related Support Agreement (See Note 16, Equity). As a result, the Company considers the Notes and Security Agreement to be a related party transaction.
Description of funded debt amount					The Notes contain certain negative covenants which prevent the Company from issuing any debt securities pursuant to which the Company issues shares, warrants or any other convertible security in the same transaction or a series of related transactions, except that Company may incur or enter into any capitalized and operating leases in the ordinary course of business consistent with past practice, or borrowed money or funded debt in an amount not to exceed $4.5 million (the “Debt Threshold”) that is subordinated to the Notes on terms acceptable to Ampersand and 1315 Capital; provided, that if the aggregate consolidated revenue recognized by the Company as reported on Form 10-K as filed with the SEC for any fiscal year ending after January 10, 2020 exceeds $45 million, the Debt Threshold for the following fiscal year shall increase to an amount equal to: (x) ten percent (10%); multiplied by (y) the consolidated revenue as reported by the Company on Form 10-K as filed with the SEC for the previous fiscal year.
Funded debt amount							$ 4,500,000
Debt Instrument, Convertible, If-converted Value in Excess of Principal						$ 45,000,000
Debt threshold percentage							10.00%
1315 Capital [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of holds shares					19,000
Number of convertible, common stock					3,166,668
Fully diluted percentage of common stock					26.40%
Ampersand 2018 Limited Partnership [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of holds shares					28,000
Number of convertible, common stock					4,666,666
Fully diluted percentage of common stock					38.90%
Term Loan [Member] | Ampersand [Member]
Subsequent Event [Line Items]
Repayment of notes			$ 4,500,000
Term Loan [Member] | 1315 Capital [Member]
Subsequent Event [Line Items]
Repayment of notes			$ 3,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date				Jun. 30, 2021
Rate of interest				8.00%	8.00%
Debt description					In addition, pursuant to the terms of the Series B Convertible Preferred Stock certificate of designation and an amended and restated investor rights agreement among the Company and Ampersand and 1315 Capital, they each have the right to (1) approve certain of our actions, including our borrowing of money and (2) designate two directors to our Board of Directors. As a result, the Company considers the Notes and Security Agreement to be a related party transaction.
Description of funded debt amount					The Notes contain certain negative covenants which prevent the Company from issuing any debt securities pursuant to which the Company issues shares, warrants or any other convertible security in the same transaction or a series of related transactions, except that Company may incur or enter into any capitalized and operating leases in the ordinary course of business consistent with past practice, or borrowed money or funded debt in an amount not to exceed $4.5 million (the “Debt Threshold”) that is subordinated to the Notes on terms acceptable to Ampersand and 1315 Capital; provided, that if the aggregate consolidated revenue recognized by the Company as reported on Form 10-K as filed with the SEC for any fiscal year ending after January 10, 2020 exceeds $45 million dollars, the Debt Threshold for the following fiscal year shall increase to an amount equal to: (x) ten percent (10%); multiplied by (y) the consolidated revenue as reported by the Company on Form 10-K as filed with the SEC for the previous fiscal year.
Subsequent Event [Member] | 1315 Capital [Member]
Subsequent Event [Line Items]
Promissory note				$ 2,000,000	$ 2,000,000
Subsequent Event [Member] | 1315 Capital [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of holds shares					19,000
Number of convertible, common stock					3,166,668
Fully diluted percentage of common stock					26.70%
Subsequent Event [Member] | The Nasdaq Stock Market LLC [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Minimum capital requirement for continued listing									$ 2,500,000
Subsequent Event [Member] | Ampersand 2018 Limited Partnership [Member]
Subsequent Event [Line Items]
Promissory note				$ 3,000,000	$ 3,000,000
Subsequent Event [Member] | Ampersand 2018 Limited Partnership [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of holds shares					28,000
Number of convertible, common stock					4,666,666
Fully diluted percentage of common stock					39.30%
Subsequent Event [Member] | Term Loan [Member] | Broad Oak [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 8,000,000
Subsequent Event [Member] | Term Loan [Member] | Ampersand 2018 [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date	Oct. 31, 2024
Rate of interest	9.00%
Percentage of debt origination fee	3.00%
Subsequent Event [Member] | Loan And Security Agreement [Member]
Subsequent Event [Line Items]
Line of credit, principal		$ 7,500,000
Percentage of accounts receivable		80.00%
Line of credit facility, maximum capacity		$ 5,000,000
Revolving Line option credit card services borrowing limit		$ 300,000
Percentage of line of credit interest		0.50%
Percentage of line of credit unused facility fee		0.25%
Line of credit, maturity date		Sep. 30, 2023
Subsequent Event [Member] | Loan And Security Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Percentage of line of credit interest		2.50%
Subsequent Event [Member] | Loan And Security Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Line of credit reductions								$ 250,000
Subsequent Event [Member] | Loan And Security Agreement [Member] | Accounts Receivable [Member]
Subsequent Event [Line Items]
Line of credit, principal		$ 2,000,000
Subsequent Event [Member] | Loan And Security Agreement [Member] | Comerica Bank [Member]
Subsequent Event [Line Items]
Line of credit, principal	$ 7,500,000	$ 7,500,000
Debt instrument interest, description	The Term Loan has an origination fee of 3% of the Term Loan amount, and a terminal payment equal to (i) 15% of the original principal amount of the Term Loan if the change of control occurs on or prior to the first anniversary of the funding of the Term Loan, (ii) 20% of the original principal amount of the Term Loan if the change of control occurs after the first anniversary but on or prior to the second anniversary of the funding of the Term Loan and (iii) 30% of the original principal amount of the Term Loan if the change of control occurs after the second anniversary of the funding of the Term Loan, or if the Term Loan is repaid on its maturity date.